Related and Interested Parties	6 Months Ended
Jun. 30, 2024
Related and Interested Parties [Abstract]
Related and Interested Parties

Note 9 - Related and Interested Parties

Transactions with key management personnel

Benefits to key management personnel

Key management personnel received benefits in the amount of $4,853 thousand during the six month period ended June 30, 2024 (in the six month period ended June 30, 2023: $4,560 thousand) in the form of short-term employee benefits and share-based payments.